UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Democracy International Fund

SEMI-ANNUAL REPORT	JUNE 30, 2022

Investment Adviser:

Democracy Investment Management LLC

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Disclosure of Fund Expenses	26

Review of Liquidity Risk Management Program	28

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-PRO-DMCY; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.7%

	Shares	Fair Value

Australia — 0.6%
BHP Group	862	$24,046
Woodside Energy Group*	155	3,276

		27,322

Austria — 0.1%
Mondi PLC	280	4,948

Belgium — 0.3%
Ageas	106	4,652
Anheuser-Busch InBev	190	10,202

		14,854

Brazil — 0.2%
Wheaton Precious Metals	217	7,802

Canada — 9.2%
Agnico Eagle Mines	134	6,121
Alimentation Couche-Tard	368	14,324
Bank of Montreal	263	25,237
Bank of Nova Scotia	397	23,445
Barrick Gold	604	10,657
BCE	244	11,968
Brookfield Asset Management, Cl A	406	18,022
Canadian Imperial Bank of Commerce	362	17,542

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

COMMON STOCK (continued)

	Shares	Fair Value
Canada (continued)
Canadian National Railway	200	$22,449
Canadian Natural Resources	550	29,492
Canadian Pacific Railway	223	15,543
CGI, Cl A*	110	8,744
Enbridge	646	27,223
Fortis	295	13,916
Manulife Financial	881	15,244
Nutrien	298	23,682
Rogers Communications, Cl B	182	8,703
Royal Bank of Canada	430	41,548
Shopify, Cl A*	290	9,042
Sun Life Financial	262	11,979
Suncor Energy	610	21,356
TC Energy	331	17,110
TELUS	497	11,046
Toronto-Dominion Bank	541	35,401

		439,794

China — 0.5%
NXP Semiconductors	60	8,882
Prosus	263	17,179

		26,061

Denmark — 2.0%
Coloplast, Cl B	71	8,069
DSV	82	11,426
Genmab*	29	9,365
Novo Nordisk, Cl B	441	48,803
Orsted	89	9,282
Vestas Wind Systems	406	8,556

		95,501

Finland — 0.9%
Kone, Cl B	127	6,022
Neste	144	6,359
Nokia	1,862	8,642
Nordea Bank	1,160	10,182
UPM-Kymmene	389	11,798

		43,003

France — 5.8%
Air Liquide	139	18,618
Airbus	190	18,364

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

COMMON STOCK (continued)

	Shares	Fair Value
France (continued)
AXA	664	$15,036
BNP Paribas	370	17,548
Capgemini	55	9,398
Cie de Saint-Gobain	189	8,090
Danone	190	10,579
Dassault Systemes	233	8,554
Engie	731	8,380
EssilorLuxottica	90	13,445
Euroapi*	10	157
Legrand	118	8,692
LVMH Moet Hennessy Louis Vuitton	63	38,313
Orange	515	6,041
Safran	115	11,327
Sanofi	236	23,770
TotalEnergies	656	34,544
Vinci	216	19,185
Worldline*	126	4,661

		274,702

Germany — 4.3%
adidas	46	8,116
BASF	308	13,371
Bayer	286	16,959
Bayerische Motoren Werke	109	8,371
BioNTech ADR	20	2,982
Daimler Truck Holding*	118	3,073
Deutsche Bank	791	6,878
Deutsche Boerse	61	10,178
Deutsche Post	272	10,163
Deutsche Telekom	1,017	20,144
Deutsche Wohnen	97	2,225
E.ON	920	7,702
Fresenius & Co	180	5,439
Infineon Technologies	361	8,714
Mercedes-Benz Group	236	13,624
RWE	315	11,552
SAP	262	23,811
Siemens	227	23,041
Vonovia	124	3,811
Zalando*	90	2,349

		202,503

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

COMMON STOCK (continued)

	Shares	Fair Value
Ireland — 0.4%
CRH PLC	190	$6,555
Flutter Entertainment PLC*	70	7,061
ICON PLC ADR*	29	6,284

		19,900

Italy — 1.2%
Enel	2,482	13,545
Eni	1,170	13,856
Ferrari	29	5,312
Intesa Sanpaolo	8,208	15,274
Snam	2,142	11,194

		59,181

Netherlands — 2.3%
Akzo Nobel	81	5,303
ASML Holding	108	51,469
Heineken	91	8,277
ING Groep	1,594	15,716
Koninklijke Ahold Delhaize	470	12,215
Koninklijke Philips	306	6,575
Wolters Kluwer	108	10,451

		110,006

Singapore — 0.1%
STMicroelectronics	189	5,925

South Korea — 0.0%
Delivery Hero*	52	1,944

Spain — 1.4%
Amadeus IT Group*	187	10,393
Banco Santander	6,902	19,396
Iberdrola	1,978	20,464
Industria de Diseno Textil	371	8,374
Telefonica	1,935	9,835

		68,462

Sweden — 2.2%
Atlas Copco, Cl A	1,368	12,758
Castellum	233	2,989
Essity, Cl B	342	8,914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

COMMON STOCK (continued)

	Shares	Fair Value
Sweden (continued)
Evolution	80	$7,261
H & M Hennes & Mauritz, Cl B	353	4,208
Hexagon, Cl B	1,178	12,214
Investor, Cl B	935	15,345
Kinnevik, Cl B*	143	2,300
Nibe Industrier, Cl B	899	6,738
Sandvik	512	8,287
Swedbank	512	6,460
Telefonaktiebolaget LM Ericsson, Cl B	981	7,302
Volvo, Cl B	632	9,768

		104,544

Switzerland — 3.4%
ABB	619	16,462
Alcon	178	12,398
Cie Financiere Richemont, Cl A	137	14,546
Credit Suisse Group	855	4,841
Holcim	162	6,912
Lonza Group	27	14,355
Novartis	558	47,124
Sika	52	11,950
UBS Group	964	15,497
Zurich Insurance Group	37	16,047

		160,132

United Kingdom — 11.4%
Anglo American PLC	459	16,372
Ashtead Group PLC	218	9,105
AstraZeneca PLC	380	49,841
BAE Systems PLC	1,234	12,442
Barclays PLC	7,308	13,590
Barratt Developments PLC	1,189	6,605
BP PLC	5,906	27,851
British American Tobacco PLC	631	26,970
Compass Group PLC	659	13,445
Croda International PLC	110	8,646
Diageo PLC	704	30,185
Experian PLC	308	9,000
Glencore PLC	4,481	24,222
GSK PLC	1,188	25,473
HSBC Holdings PLC	5,704	37,102

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

COMMON STOCK (continued)

	Shares	Fair Value
United Kingdom (continued)
Informa PLC*	1,259	$8,085
Just Eat Takeaway.com*	90	1,417
Legal & General Group PLC	2,718	7,906
Lloyds Banking Group PLC	26,107	13,415
London Stock Exchange Group PLC	126	11,678
National Grid PLC	1,316	16,813
Prudential PLC	826	10,192
RELX PLC	650	17,572
Shell PLC	2,475	64,143
Smith & Nephew PLC	530	7,386
SSE PLC	504	9,891
Standard Chartered PLC	1,459	10,961
Taylor Wimpey PLC	4,475	6,339
Unilever PLC	657	29,689
Vodafone Group PLC	9,316	14,330

		540,666

United States — 3.4%
Nestle	621	72,287
Roche Holding	178	59,228
Stellantis	739	9,111
Swiss Re	90	6,955
Waste Connections	101	12,496

		160,077

Total Common Stock (Cost $2,770,738)		2,367,327

EXCHANGE TRADED FUNDS — 49.8%

iShares MSCI Australia ETF	2,727	57,867
iShares MSCI Austria ETF	1,531	27,650
iShares MSCI Brazil ETF	2,292	62,778
iShares MSCI Chile ETF	143	3,442
iShares MSCI China ETF	463	25,840
iShares MSCI India ETF*	3,146	123,858
iShares MSCI Indonesia ETF	834	18,665
iShares MSCI Israel ETF	671	39,703
iShares MSCI Japan ETF	2,122	112,105
iShares MSCI Malaysia ETF	662	14,531
iShares MSCI Mexico ETF	528	24,600
iShares MSCI Philippines ETF	414	10,507
iShares MSCI Poland ETF	1,110	16,239

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

EXCHANGE TRADED FUNDS (continued)

	Shares	Fair Value
iShares MSCI South Africa ETF	946	$40,196
iShares MSCI Taiwan ETF	4,063	204,856
iShares MSCI Thailand ETF	338	23,292
Vanguard FTSE Emerging Markets ETF	8,376	348,860
Vanguard FTSE Pacific ETF	19,194	1,218,435

Total Exchange Traded Funds (Cost $2,855,341)		2,373,424

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & Co#	97	5,961
Volkswagen#	72	9,591

Total Preferred Stock (Cost $24,366)		15,552

Total Investments - 99.8% (Cost $5,650,445)		$4,756,303

Percentages are based on Net Assets of $4,764,640.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $5,650,445)	$4,756,303
Foreign Currency, at Value (Cost $1,925)	1,924
Cash	44,028
Receivable for Investment Securities Sold	7,011
Reclaim Receivable	4,963
Dividend and Interest Receivable	2,905

Total Assets	4,817,134

Liabilities:
Income Distributions Payable	51,255
Payable to Investment Adviser	1,239

Total Liabilities	52,494

Net Assets	$4,764,640

Net Assets Consist of:
Paid-in Capital	$5,692,236
Total Accumulated Losses	(927,596)

Net Assets	$4,764,640

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	225,000
Net Asset Value, Offering and Redemption Price Per Share	$21.18

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND FOR THE PERIOD ENDED
JUNE 30, 2022 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$75,406
Interest	3
Less: Foreign Taxes Withheld	(6,074)

Total Investment Income	69,335

Expenses:
Investment Advisory Fees	10,254

Total Expenses	10,254

Less:
Waiver of Investment Advisory Fees	(2,570)

Net Expenses	7,684

Net Investment Income	61,651

Net Realized Gain (Loss) on:
Investments(1)	(14,045)
Foreign Currency Transactions	(303)

Net Realized Gain (Loss)	(14,348)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(874,363)
Foreign Currency Translation	(250)

Net Change in Unrealized Appreciation (Depreciation)	(874,613)

Net Realized and Unrealized Gain (Loss)	(888,961)

Net Decrease in Net Assets Resulting from Operations	$(827,310)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
Operations:
Net Investment Income	$61,651	$64,215
Net Realized Gain (Loss) (2)	(14,348)	40,591
Net Change in Unrealized Appreciation (Depreciation)	(874,613)	(19,783)

Net Increase (Decrease) in Net Assets Resulting From Operations	(827,310)	85,023

Distributions	(61,090)	(63,720)

Capital Share Transactions:
Issued	2,394,418	3,905,982
Redeemed	–	(668,663)

Net Increase in Net Assets From Capital Share Transactions	2,394,418	3,237,319

Total Increase in Net Assets	1,506,018	3,258,622

Net Assets:
Beginning of Period	3,258,622	–

End of Period	$4,764,640	$3,258,622

Share Transactions:
Issued	100,000	150,000
Redeemed	–	(25,000)

Net Increase in Shares Outstanding From Share Transactions	100,000	125,000

(1)	Commenced operations on March 31, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$26.07		$25.00

Income from Investment Operations:

Net Investment Income*	0.36		0.60

Net Realized and Unrealized Gain (Loss)	(4.97)		1.02

Total from Investment Operations	(4.61)		1.62

Dividends and Distributions:

Net Investment Income	(0.28)		(0.55)

Total Dividends and Distributions	(0.28)		(0.55)

Net Asset Value, End of Period	$21.18		$26.07

Total Return†	(17.71)%		6.49%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$4,765		$3,259

Ratio of Expenses to Average Net Assets(2)	0.37%	††	0.38%	††

Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.50%	††	0.50%	††

Ratio of Net Investment Income to Average Net Assets	3.01%	††	3.03%	††

Portfolio Turnover Rate	–%	‡	4%	‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on March 31, 2021.
(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Democracy International Fund (the “Fund”). The investment objective of the Fund is to track the total return performance, before fees and expenses, of the Democracy Investments International Index (the “Index”). The Fund is classified as a “diversified” investment company and operates as an exchange traded fund (“ETF”). Democracy Investment Management LLC (the “Adviser”) serves as the investment adviser to the Fund. Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on March 31, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2022, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least quarterly, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown for the period ended June 30, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee

Democracy International Fund	25,000	$3,000	$529,500	$3,000

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2022, the Fund did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the period ended June 30, 2022, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses in the amount of the Acquired Fund Fees and Expenses incurred by the Fund until April 30, 2023. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023. For the period ended June 30, 2022, the Adviser waived fees of $2,570 which will not be available for recapture.

On March 29, 2021, the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”) entered into an investment sub-advisory agreement with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to a Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the Fund for assets up to $250 million, 0.06% based on the average daily net assets of the Fund when assets exceed $250 million, and 0.05% based on the average daily net assets of the Fund when assets exceed $500 million, subject to a minimum annual fee of $45,000.

6. Investment Transactions:

For the period ended June 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$ 27,769	$ 10,076

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the periods ended June 30, 2022, and December 31, 2021, in-kind transactions associated with creations and redemptions were, respectively:

2022

Purchases	Sales	Realized Gain/(Loss)
$ 2,377,155	$ —	$ —

2021

Purchases	Sales	Realized Gain/(Loss)
$ 2,576,238	$ 661,043	$ 60,499

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

The tax character of dividends and distributions declared during the period ended December 31, 2021 were as follows:

	Ordinary Income	Total
2021	$ 63,720	$ 63,720

As of December 31, 2021, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$1,240
Capital Loss Carryforwards	(408)
Post-October Losses	(19,133)
Unrealized Depreciation	(20,896)
Other Temporary Differences	1

Total Accumulated Losses:	$(39,196)

Post-October capital losses represent losses realized on investment transactions from November 1, 2021 through December 31, 2021 that, in accordance with federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

Short-Term Loss	Long-Term Loss	Total
$ 408	$ —	$ 408

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Fund at June 30, 2022, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 5,650,445	$ 48,708	$ (942,850)	$ (894,142)

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

DEMOCRACY FOCUSED INVESTMENTS RISK — The Index, and thus the Fund’s portfolio, generally weights more heavily in the aggregate companies located in countries with higher Democracy Scores and weights less heavily in the aggregate companies located in countries with lower Democracy Scores. A company’s financial performance is determined by a number of factors, and whether or not the company is located in a country with a higher Democracy Score may have little or no impact on whether the company performs well financially or positively affects the Fund’s performance. Companies located in countries with higher Democracy Scores may underperform companies located in countries with lower Democracy Scores. The Fund may forego some market opportunities available to funds that do not invest in a company based on the Democracy Score of the country in which it is located and, therefore, the Fund may underperform such other funds.

In addition, the Index’s methodology weights a company based on the product of its Democracy Score and market capitalization. Accordingly, the Fund may hold the securities of companies with large market capitalizations located in countries with lower Democracy Scores in greater weight than the securities of companies located in countries with higher Democracy Scores. In this regard, shareholders may have significant exposure to particular companies located in more authoritarian countries and will at all or most times have some exposure to companies located in more authoritarian countries.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

FOREIGN SECURITIES RISK — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

EMERGING MARKETS RISK — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market country to be any country determined to be an emerging market country by Solactive’s country classification framework.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates,

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

GEOGRAPHIC FOCUS RISK — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

INVESTMENTS IN ETFs RISK — When the Fund invests in an ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

MEDIUM CAPITALIZATION COMPANIES RISK — The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

INDEX TRACKING RISK — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. Because it uses a representative sampling approach, the Fund may experience a greater degree of tracking error than if the Fund sought to hold all of the securities of the Index in proportion to their weighting in the Index.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

PASSIVE INVESTMENT RISK — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

TRADING RISK — Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their net asset value (“NAV”). The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underling holdings, which may cause a variance in the market price of the Fund shares and their underlying value. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. The Fund’s representative sampling approach to tracking the Index may cause the Fund’s shares to trade with wider bid/ask spreads than if the Fund used a replication strategy or different representative sampling strategy.

METHODOLOGY RISK — The Fund seeks to track the performance of the Index. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

NEW INDEX PROVIDER RISK — The Index was created by and is owned and maintained by the Index Provider, which has not previously been an index provider for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be reconstituted, rebalanced or disseminated accurately.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK — Unlike certain ETFs, the Fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs.

ADR RISK — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

ISSUER-SPECIFIC RISK — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

LIQUIDITY RISK — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

SECTOR FOCUS RISK — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

FINANCIALS SECTOR RISK — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

NEW ADVISER RISK — The Adviser is a newly formed investment adviser with no prior experience managing registered investment companies. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

9. Other:

At June 30, 2022, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$822.90	0.37%	$1.67

Hypothetical 5% Return	1,000.00	1,022.96	0.37	1.86

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2022 (UNAUDITED)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

In connection with the Fund‘s operation as an ETF, the Program Administrator’s report further discussed: (i) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, its shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio; and (iii) the Fund’s qualification as an “In-Kind ETF”.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Democracy International Fund

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

1-877-PRO-DMCY

Investment Adviser:

Democracy Investment Management LLC

1480 Moraga Road, Suite C #378

Moraga, CA 94556

Investment Sub-Adviser:

Vident Investment Advisory, LLC

1125 Sanctuary Pkwy.

Suite 515

Alpharetta, GA 30009

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

DEM-SA-001-0200

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 7, 2022